Document And Entity Information	Apr. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2023
Entity Registrant Name	NEVRO CORP
Entity Central Index Key	0001444380
Entity Emerging Growth Company	false
Securities Act File Number	001-36715
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-2568057
Entity Address, Address Line One	1800 Bridge Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	251-0005
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NVRO
Security Exchange Name	NYSE